Loss Per Common Stock	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Loss Per Common Stock

NOTE 16 – LOSS PER COMMON STOCK

Basic loss per share is computed by dividing net loss by the weighted average number of shares outstanding during the year. The weighted average number of shares of Common Stock used in computing basic and diluted loss per common stock for the years ended December 31, 2020 and 2019, are as follows:

	Year ended December 31
	2020	2019
	Number of shares

Weighted average number of shares of Common Stock outstanding attributable to shareholders	1,519,122	1,424,045
Total weighted average number of shares of Common Stock related to outstanding options, excluded from the calculations of diluted loss per share (*)	206,862	164,289

(*) The effect of the inclusion of option and convertible loans in 2020 and 2019 is anti-dilutive.